Lines of credit and loan facilities (Details 2) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lines of credit and loan facilities
Proceeds from long-term borrowings | ¥				¥ 2,890,575
LIBOR
Lines of credit and loan facilities
Percentage over variable rate basis		1.15%
Term and Revolving Credit Facilities
Lines of credit and loan facilities
Term (in years)		5 years
Maximum borrowing capacity under facilities		$ 1,000,000
Number of arrangers | item		24
Undrawn balance which will be expired one month prior to the final maturity date			$ 550,000
Commitment fee (as a percentage)			0.20%
Proceeds from long-term borrowings	$ 450,000
Unsecured revolving lines of credit
Lines of credit and loan facilities
Maximum borrowing capacity under facilities | ¥					¥ 75,337,037
Debt payable more than two years but not exceeding five years			$ 450,000